Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 18,784,661	$ 12,624,731	$ 16,821,638
Commercial services	4,376,269	2,544,474	4,265,669
Revenue for construction services	3,146,166	3,657,086	1,236,193
Regulated services:
Revenue:
Revenue	9,694,640	5,637,758	9,890,230
Regulated services: | Passenger fees
Revenue:
Revenue	6,767,394	3,476,804	7,005,018
Regulated services: | Landing fees
Revenue:
Revenue	1,075,198	983,173	1,148,747
Regulated services: | Platform
Revenue:
Revenue	592,671	395,432	405,814
Regulated services: | Security services
Revenue:
Revenue	88,758	46,553	102,216
Regulated services: | Baggage inspection fees
Revenue:
Revenue	251,956	140,502	296,143
Regulated services: | Passenger walkway
Revenue:
Revenue	562,192	333,134	575,464
Regulated services: | Passengers documentation counters
Revenue:
Revenue	20,187	9,383	16,821
Regulated services: | Other airport services
Revenue:
Revenue	336,284	252,777	340,007
Non regulated services:
Revenue:
Commercial services	4,376,269	2,544,474	4,265,669
Revenue	5,943,855	3,329,887	5,695,215
Non regulated services: | Retail stores
Revenue:
Revenue	1,004,332	461,502	895,591
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue:
Revenue	59,625	29,967	63,159
Non regulated services: | Car parking and related access fees
Revenue:
Revenue	316,356	171,193	319,200
Non regulated services: | Other airport services
Revenue:
Revenue	187,273	122,751	151,596
Non regulated services: | Non-regulated services excluding commercial services
Revenue:
Revenue	$ 1,567,586	$ 785,413	$ 1,429,546